GOODWILL - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2019		Dec. 31, 2018	[1]	Jan. 01, 2018	[1]	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 949	[1]	$ 948		$ 901		$ 901
Wind generating units [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	66
Solar generating units [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	62
Hydroelectric generating units [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 821

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).